UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    STANFIELD CAPITAL PARTNERS LLC
                                 Address: 430 PARK AVENUE
                                          NEW YORK, NEW YORK 10022

                                 13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER, ESQ.
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9600

Signature,                               Place,             and Date of Signing:


/s/ Carolyn A. Miller                     NEW YORK, NY          MAY 16, 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $112,708,442.66


List of Other Included Managers: N/A



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FORM 13F INFORMATION TABLE

                           TITLE OF                                         SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER          CLASS               CUSIP        VALUE          PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------    --------           ---------    --------         -------  --- ----  ------- ---------- ----- ------  ----
Allied Waste North
  America, Inc.            6.25% Preferred     19589704   3,491,250.00        14,700  Sh         Sole      No      Sole
Anchor Glass               Common             03304B300     496,384.00       221,600  Sh         Sole      No      Sole
Archon Corp                Common             03957P101   2,473,688.80       123,376  Sh         Sole      No      Sole
Calpine Corp.              Jan 06 2.5 Put     131347956     203,100.00       338,500      Put    Sole      No      Sole
Calpine Corp.              Oct 05 3 Put       131347956      19,250.00        27,500      Put    Sole      No      Sole
Crown Holdings, Inc.       Common             228368106   2,334,000.00       150,000  Sh         Sole      No      Sole
Delta Air Lines, Inc.      Common             247361108     607,500.00       150,000  Sh         Sole      No      Sole
Exide Corporation          Common             302051206  23,243,542.50     1,801,825  Sh         Sole      No      Sole
Ford Motor Co.             Preferred 6.5%     345395206   1,133,500.00        25,000  Sh         Sole      No      Sole
Global Crossing
  Holding LTD              Common              18267519     719,828.34        46,321  Sh         Sole      No      Sole
Huntsman LLC               Common-Restricted  447011107   4,563,724.00       195,700  Sh         Sole      No      Sole
IDT                        Common             448947309     331,133.31        22,389  Sh         Sole      No      Sole
Interline Brands           Common             458743101     447,059.34        23,394  Sh         Sole      No      Sole
MCI INC                    Common             552691107  10,156,037.70       407,873  Sh         Sole      No      Sole
Northern Borders
  Partners-LP              Common             664785102   3,376,800.00        70,000  Sh         Sole      No      Sole
Northwestern Corporation   Common             668074305   3,974,196.33       150,709  Sh         Sole      No      Sole
NRG Energy Inc.            Common             629377508  18,178,488.95       532,313  Sh         Sole      No      Sole
Paxson Communications      Preferred          704231505   8,592,684.78         1,259  Sh         Sole      No      Sole
Rhodia Sa                  Common-ADR         762397107     535,000.00       250,000  Sh         Sole      No      Sole
Savvis                     Common             805423100     869,648.58     1,402,659  Sh         Sole      No      Sole
Shaw Group                 Common             820280105   1,360,014.80        62,386  Sh         Sole      No      Sole
Telewest Communications
  PLC                      Common             87956T107  14,223,763.23       799,537  Sh         Sole      No      Sole
Xerox Corporation          Preferred 6.25%    984121509  10,605,348.00        80,600  Sh         Sole      No      Sole
Zilog Inc.                 Common             989524201     772,500.00       150,000  Sh         Sole      No      Sole

                                                        112,708,442.66  7,047,641.00